Vessels	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Vessels	Vessels
 Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total

Cost
As of January 1, 2021	$4,773,502	$132,474	$4,905,976
Additions (1)	9,384	27,266	36,650
Write-offs (2)	—	(24,269)	(24,269)
As of December 31, 2021	4,782,886	135,471	4,918,357

Accumulated depreciation and impairment
As of January 1, 2021	(849,355)	(53,733)	(903,088)
Charge for the period	(171,052)	(26,415)	(197,467)
Write-offs (2)	—	24,269	24,269
As of December 31, 2021	(1,020,407)	(55,879)	(1,076,286)
Net book value
As of December 31, 2021	$3,762,479	$79,592	$3,842,071

Cost
As of January 1, 2020	$4,611,945	$108,523	$4,720,468
Additions (1)	162,404	40,801	203,205
Write-offs (2)	(847)	(16,850)	(17,697)
As of December 31, 2020	4,773,502	132,474	4,905,976

Accumulated depreciation and impairment
As of January 1, 2020	(665,586)	(46,724)	(712,310)
Charge for the period	(170,409)	(23,859)	(194,268)
Impairment loss	(14,207)	—	(14,207)
Write-offs (2)	847	16,850	17,697
As of December 31, 2020	(849,355)	(53,733)	(903,088)
Net book value
As of December 31, 2020	$3,924,147	$78,741	$4,002,888

(1)Additions in 2021 and 2020 primarily relate to the drydock, BWTS, and scrubber costs incurred on certain of our vessels.
(2)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.

The following is a summary of the items that were capitalized during the years ended December 31, 2021 and 2020:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber (2)	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized interest	Total vessel additions
For the year ended December 31, 2021	$27,116	$150	$27,266	$4,073	$190	$4,945	$176	$9,384
For the year ended December 31, 2020	33,901	6,900	40,801	127,275	30,686	3,033	1,410	162,404
(1)Additions during the years ended December 31, 2021 and 2020 include new costs accrued in prior periods relating to drydocks, ballast water treatment system, and scrubber installations.
(2)For a newly installed scrubber, a notional component of approximately 10% is allocated from the scrubber's cost. The notional scrubber cost is estimated by us, based on the expected related costs that we will incur for this equipment at the next scheduled drydock date and relates to the replacement of certain components and maintenance of other components. This notional scrubber cost is carried separately from the cost of the scrubber. Subsequent costs are recorded at actual cost incurred. The notional component of the scrubber is depreciated on a straight-line basis to the next estimated drydock date.
Activity
We did not take delivery of any owned vessels during the years ended December 31, 2021 and December 31, 2020, though we did take delivery of four vessels under bareboat charters, as described in Note 6 during the year ended December 31, 2020. As of December 31, 2021, we did not have any newbuildings on order.
Ballast Water Treatment Systems
In July 2018, we executed an agreement to purchase 55 ballast water treatment systems, or BWTS, from an unaffiliated third-party supplier for total consideration of $36.2 million. These systems have been and are expected to be installed from 2019 through 2023, as each respective vessel under the agreement is due for its International Oil Pollution Prevention, or IOPP, renewal survey. Costs capitalized for these systems include the cost of the base equipment that we have contracted to purchase in addition to directly attributable installation costs, costs incurred for systems that were installed during the period, and installation costs incurred in advance of installations that are expected to occur in subsequent periods. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life and are depreciating the equipment and related installation costs on this basis.
Exhaust Gas Cleaning Systems or Scrubbers
We commenced a program to retrofit the substantial majority of our vessels with exhaust gas cleaning systems, or scrubbers. The scrubbers enable our ships to use high sulfur fuel oil, which is less expensive than low sulfur fuel oil, in certain parts of the world. From August 2018 through November 2018, we entered into agreements with two separate suppliers to retrofit a total of 77 of our tankers with such systems for total consideration of $116.1 million (which excludes installation costs). We also obtained options to retrofit additional tankers under these agreements.
In June and September 2019, we exercised the option to retrofit an additional 14 and seven of our vessels, respectively, with scrubbers for total consideration of $30.3 million. In April 2020, we reached an agreement to postpone the purchase and installation of scrubbers on 19 vessels. In February 2021, we amended an agreement with respect to the purchase of scrubbers on 19 of our vessels to extend the availability period to purchase these scrubbers. In August 2021, we exercised the option to purchase six scrubbers.
During the years ended December 31, 2021 and 2020, we retro-fitted a total of one and 46 of our vessels with scrubbers, respectively. During the year ended December 31, 2020, we retro-fitted a total of 22 vessels with BWTS. We did not install any BWTS during the year ended December 31, 2021.
Costs capitalized for these systems include the base equipment and systems purchased, and installation costs incurred. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life, with the exception of approximately 10% of the equipment cost, which is estimated to require replacement at each vessel's next scheduled drydock. This amount has been allocated as a notional component upon installation. The carrying value of the equipment, related installation costs, and notional component will be depreciated on this basis.
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of December 31, 2021 (1):

As of December 31,
Amounts in thousands of US dollars	2021
Less than 1 month	$610
1-3 months	4,861
3 months to 1 year	9,006
1-5 years	7,325
5+ years	—
Total	$21,802
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.
Collateral agreements
The below table is a summary of vessels with an aggregate carrying value of $4.6 billion at December 31, 2021 which have been pledged as collateral under the terms of our secured debt and lease financing arrangements, which includes right of use assets that are accounted for under IFRS 16 (and are further described in Note 6), along with the respective borrowing or lease financing facility (which are described in Note 12) as of December 31, 2021:

Credit Facility	Vessel Name
$116.0 Million Lease Financing	STI Oxford, STI Selatar, STI Gramercy, STI Queens
$157.5 Million Lease Financing	STI Alexis, STI Benicia, STI Duchessa, STI Mayfair, STI San Antonio, STI St. Charles, STI Yorkville
IFRS 16 - Leases - $670.0 Million	STI Lobelia, STI Lotus, STI Lily, STI Lavender, STI Magic, STI Majestic, STI Mystery, STI Marvel, STI Magnetic, STI Millenia, STI Magister, STI Mythic, STI Marshall, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Maximus
2018 CMB Lease Financing	STI Milwaukee, STI Battery, STI Tribeca, STI Bronx, STI Manhattan, STI Seneca,
2019 DNB / GIEK Credit Facility	STI Condotti, STI Sloane
2020 $225.0 Million Credit Facility	STI Pride, STI Providence, STI Nautilus, STI Spiga, STI Savile Row, STI Kingsway, STI Carnaby
2020 TSFL Lease Financing	STI Galata, STI La Boca
2020 CMBFL Lease Financing	STI Bosphorus, STI Leblon
2020 SPDBFL Lease Financing	STI San Telmo, STI Donald C Trauscht, STI Esles II, STI Jardins
2021 $21.0 Million Credit Facility	STI Madison
2021 AVIC Lease Financing	STI Memphis, STI Soho, STI Osceola, STI Lombard
2021 CMBFL Lease Financing	STI Brixton, STI Comandante, STI Finchley, STI Pimlico, STI Westminster
2021 TSFL Lease Financing	STI Black Hawk, STI Pontiac, STI Notting Hill
2021 CSSC Lease Financing	STI Jermyn, STI Grace
2021 $146.3 Million Lease Financing	STI Rotherhithe, STI Broadway, STI Hammersmith, STI Winnie, STI Lauren, STI Connaught
2021 $43.6 Million Credit Facility	STI Precision, STI Prestige
2021 Ocean Yield Lease Financing	STI Gallantry, STI Guard
AVIC Lease Financing	STI Fontvieille, STI Ville, STI Brooklyn, STI Rose, STI Rambla
BCFL Lease Financing (LR2s)	STI Solace, STI Solidarity, STI Stability
BCFL Lease Financing (MRs)	STI Amber, STI Topaz, STI Ruby, STI Garnet, STI Onyx
BNPP Sinosure Credit Facility	STI Elysees, STI Fulham, STI Hackney, STI Orchard, STI Park
China Huarong Lease Financing	STI Opera, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina
Citibank / K-Sure Credit Facility	STI Excellence, STI Executive, STI Experience, STI Express
COSCO Shipping Lease Financing	STI Battersea, STI Wembley, STI Texas City, STI Meraux
Credit Agricole Credit Facility	STI Exceed, STI Excel, STI Excelsior, STI Expedite
CSSC Lease Financing	STI Goal, STI Guide, STI Gauntlet, STI Gladiator, STI Gratitude
Hamburg Commercial Credit Facility	STI Poplar, STI Veneto
Ocean Yield Lease Financing	STI Sanctity, STI Steadfast, STI Supreme, STI Symphony
Prudential Credit Facility	STI Acton, STI Camden, STI Clapham
IFRS 16 - Leases - 3 MR	STI Beryl, STI Larvotto, STI Le Rocher